Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) across all stages	€ 1,541
YoY increase (decrease) of Stage 1 exposures	€ 8,929	€ (25,000)
YoY increase (decrease) of Stage 1 exposures, in percent	1.00%	(4.00%)
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings		€ (27,000)
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings, in percent		(4.00%)
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash/margin receivables in IB & Loans at amortized cost in CB	€ (7,654)
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash/margin receivables in IB & Loans at amortized cost in CB, in percent	(24.00%)
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB		€ 2,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB, in percent		7.00%
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by write-offs in shipping	€ 266
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by write-offs in shipping, in percent	3.00%
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business		€ (274)
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business, in percent		(4.00%)
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 3	€ (166)	€ (338)
YoY increase (decrease) mainly driven by Stage 3, in percent	(4.00%)	(7.00%)
YoY increase (decrease) of Stage 1 allowances driven by an increase in Loans at Amortized Cost in IB and PB	€ 40
YoY increase (decrease) of Stage 1 allowances driven by an increase in Loans at Amortized Cost in IB and PB, in percent	8.00%
YoY increase (decrease) of Stage 1 allowances driven by additional provisions in former CIB to reflect for a weakening macro-economic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection		€ 47
YoY increase (decrease) of Stage 1 allowances driven by additional provisions in former CIB to reflect for a weakening macro-economic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection, in percent		10.00%
YoY increase (decrease) of Stage 2 allowances	€ (8)
YoY increase (decrease) of Stage 2 allowances, in percent	(2.00%)
YoY increase (decrease) of Stage 3 allowances driven by NPL sales in Private Bank as well as write-offs in shipping in Capital Release Unit, which were partly offset by new defaults in Corporate Bank and Investment Bank	€ (198)
YoY increase (decrease) of Stage 3 allowances driven by NPL sales in Private Bank as well as write-offs in shipping in Capital Release Unit, which were partly offset by new defaults in Corporate Bank and Investment Bank, in percent	(6.00%)
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions		€ (391)
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions, in percent		(11.00%)
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 279	€ 117
YoY increase (decrease) of Stage 3 allowances driven by NPL sales in Private Bank as well as write-offs in shipping in Capital Release Unit, which were partly offset by new defaults in Corporate Bank and Investment Bank, in percent	€ 163
YoY increase (decrease) of collateral held against financial assets as amortized cost in Stage 3 driven by PB, in percent	6.00%
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 832	€ 642
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	40.00%	44.00%